Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents	$ 1,261,864	$ 950,285
Accounts receivable, net	1,184,064	1,008,042
Inventories	2,308,564	1,619,094
Prepaid expenses and other current assets	58,704	184,842
Total current assets	4,813,196	3,762,263
Property and equipment, net	627,128	365,302
Intangible assets, net		70,000
Total assets	5,440,324	4,197,565
Accounts payable	1,131,694	1,131,133
Accrued expenses	654,908	492,165
Deferred revenue	310,658	55,119
Total current liabilities	2,097,260	1,678,417
Noncurrent liabilities	579,444	579,444
Commitments and contingencies (Note 16)
Preferred stock, 25,000,000 shares authorized; No shares outstanding at December 31, 2011 and December 31, 2010
Common stock, $0.001 par value, 400,000,000 shares authorized; 72,554,620 and 58,806,434 issued and outstanding at December 31, 2011 and December 31, 2010, respectively	72,554	58,806
Additional paid-in capital	34,353,836	30,615,957
Accumulated deficit	(31,662,770)	(28,735,059)
Total stockholders' equity	2,763,620	1,939,704
Total liabilities and stockholders' equity	$ 5,440,324	$ 4,197,565